LONG-TERM AND OTHER DEBTS (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Schedule of Long-term and Other Debts

	September 30, 2022	December 31, 2021
	$	$
Banking Syndicate secured revolving credit, maturing August 11, 2024 (Note 8.1),	36,902,809	—
Investissement Quebec (IQ) secured loan for the financing of the battery manufacturing plant and innovation center (Note 8.2)	5,987,902	—
Strategic Innovation Fund of the Government of Canada unsecured non-interest bearing loan for the financing of the battery manufacturing plant and innovation center (Note 8.3)	4,768,853	—
Loans on research and development tax credits and subsidies receivable	9,771,494	10,564,590
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022	—	24,397
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 8.4)	40,447	95,949
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 8.5)	—	2,392,734
	57,471,505	13,077,670
Current portion of long-term debt and other debts	9,795,750	13,015,584
Long-term portion of long-term debt and other debts	47,675,755	62,086
As at September 30, 2022, the weighted average all-in interest rate was 4.88%, divided as follow:

	Repricing date	Interest Rate
Loan in the amount of CA$30,000,000	October 2022	3.67% -3.77% plus 1.50% stamping fee
Loan in the amount of US$15,000,000	October 2022	4.42%, including spread of 1.50%